Selected Quarterly Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Data

Note 16—Selected Quarterly Data (Unaudited)

The following is a summary of quarterly results for the two years ended December 31, 2011. The information is unaudited but includes all adjustments (consisting of normal accruals) which management considers necessary for a fair presentation of the results of operations for these periods.

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,

2011:
Premium and policy charges	$679,901	$672,350	$650,525	$653,542
Net investment income	171,647	173,104	173,491	174,786
Realized investment gains(losses)	(22,723)	31,272	12,600	4,755
Total revenues	829,272	877,334	837,241	833,554
Policy benefits	464,127	454,694	438,774	435,681
Amortization of acquisition expenses	92,463	91,664	89,899	90,557
Pretax Income from continuing operations	147,517	209,052	190,123	177,090
Income from continuing operations	100,740	142,781	131,256	122,839
Income from discontinued operations	(599)	0	144	0
Net income	100,141	142,781	131,400	122,839
Basic net income per common share*
Continuing operations	.87	1.29	1.25	1.21
Discontinued operations	(0.01)	0.00	0.00	0.00
Total basic net income per share	.86	1.29	1.25	1.21
Diluted net income per common share*
Continuing operations	.85	1.27	1.25	1.20
Discontinued operations	(0.01)	0.00	0.00	0.00
Total diluted net income per share	.84	1.27	1.25	1.20

2010:
Premium and policy charges	$670,944	$669,569	$657,827	$653,418
Net investment income	167,111	170,612	172,337	166,304
Realized investment gains(losses)	7,261	(5,002)	8,045	27,036
Total revenues	845,678	835,895	838,888	847,171
Policy benefits	468,934	454,177	433,514	436,419
Amortization of acquisition expenses	94,688	89,261	90,904	87,537
Pretax income from continuing operations	167,961	175,003	200,122	207,484
Income from continuing operations	111,433	116,132	132,772	143,758
Income from discontinued operations	6,283	6,201	(23,566)	5,853
Net income	117,716	122,333	109,206	149,611
Basic net income per common share*
Continuing operations	0.90	0.94	1.09	1.20
Discontinued operations	0.05	0.05	(0.19)	0.05
Total basic net income per share	0.95	0.99	0.90	1.25
Diluted net income per common share*
Continuing operations	0.89	0.94	1.08	1.18
Discontinued operations	0.05	0.05	(0.19)	0.05
Total diluted net income per share	0.94	0.99	0.89	1.23

*	Basic and diluted net income per share by quarter may not add to per share income on a year-to-date basis due to share weighting and rounding.